NET REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NET REVENUES
Schedule of net revenues

	Six Months Ended June 30,
	2023	2022
	U.S dollars in thousands
Licensing revenues	—	2,000
Movantik® revenues	(182)	25,456
Sales of Other products (mainly Talicia®)	5,577	3,994
	5,395	31,450

	Year Ended December 31,
	2022	2021	2020
	U.S dollars in thousands
Licensing revenues (1)	2,000	—	—
Movantik® revenues	52,098	76,767	59,356
Sales of Other products	7,702	8,990	5,003
	61,800	85,757	64,359
1)	See also note 15(7) above.